(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of New Contracts Recognized (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance contracts issued [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Total	€ 42	€ 54
Insurance contracts issued [member] | Present value of cash inflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Total	(6,680)	(6,225)
Insurance contracts issued [member] | Present value of cash outflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Total	5,917	5,612
Insurance contracts issued [member] | Risk adjustment for non-financial risk [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Total	135	120
Insurance contracts issued [member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Total	669	546
Insurance contracts issued [member] | Non Onerous Insurance Contracts [Member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	0	0
Insurance contracts issued [member] | Non Onerous Insurance Contracts [Member] | Present value of cash inflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	(5,661)	(5,363)
Insurance contracts issued [member] | Non Onerous Insurance Contracts [Member] | Present value of cash outflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	4,873	4,715
Insurance contracts issued [member] | Non Onerous Insurance Contracts [Member] | Risk adjustment for non-financial risk [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	118	102
Insurance contracts issued [member] | Non Onerous Insurance Contracts [Member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	669	546
Insurance contracts issued [member] | Onerous Insurance Contracts [Member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued onerous contracts	42	54
Insurance contracts issued [member] | Onerous Insurance Contracts [Member] | Present value of cash inflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued onerous contracts	(1,019)	(861)
Insurance contracts issued [member] | Onerous Insurance Contracts [Member] | Present value of cash outflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued onerous contracts	1,044	897
Insurance contracts issued [member] | Onerous Insurance Contracts [Member] | Risk adjustment for non-financial risk [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued onerous contracts	17	18
Insurance contracts issued [member] | Onerous Insurance Contracts [Member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued onerous contracts	0	0
Reinsurance contracts held [member] | Present value of cash inflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	3,284	54
Reinsurance contracts held [member] | Present value of cash outflows [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	(3,484)	(65)
Reinsurance contracts held [member] | Risk adjustment for non-financial risk [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	60	4
Reinsurance contracts held [member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	141	8
Reinsurance contracts held [member] | Income recognised on initial recognition [member]
Disclosure In Tabular Form Of New Contracts Recognized Insurance During The Period [Line Items]
Issued non-onerous contracts	€ 1	€ 1